Impairment test on Property, plant and equipment (Details)	Dec. 31, 2018 $ / bbl
2019
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	63.9
Middle price (60%)	63.9
High price (25%)	63.9
Weighted market price used for the impairment test	63.9
2020
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	51.2
Middle price (60%)	68.2
High price (25%)	75.0
Weighted market price used for the impairment test	67.3
2021
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	53.3
Middle price (60%)	71.0
High price (25%)	78.1
Weighted market price used for the impairment test	70.1
Over 2022
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	55.1
Middle price (60%)	73.4
High price (25%)	80.7
Weighted market price used for the impairment test	72.5